Note 5 - Loans and Related Allowance for Loan and Lease Losses - Impaired Loans by Class (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Recorded investment, with no related allowance	$ 3,501	$ 7,344
Unpaid principal balance, with no related allowance	4,104	8,199
Recorded investment, with related allowance	4,586	5,726
Unpaid principal balance, with related allowance	4,863	5,787
Related allowance	490	660
Recorded investment	8,087	13,070
Unpaid principal balance	8,967	13,986
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Recorded investment, with no related allowance	1,118	1,772
Unpaid principal balance, with no related allowance	1,142	1,772
Recorded investment, with related allowance	447	1,702
Unpaid principal balance, with related allowance	447	1,713
Related allowance	10	45
Recorded investment	1,565	3,474
Unpaid principal balance	1,589	3,485
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Recorded investment, with no related allowance	801	3,845
Unpaid principal balance, with no related allowance	801	3,845
Recorded investment, with related allowance	3,322	3,239
Unpaid principal balance, with related allowance	3,596	3,239
Related allowance	371	582
Recorded investment	4,123	7,084
Unpaid principal balance	4,397	7,084
Residential Portfolio Segment [Member]
Recorded investment, with no related allowance	941	759
Unpaid principal balance, with no related allowance	1,013	829
Recorded investment, with related allowance	378	519
Unpaid principal balance, with related allowance	378	569
Related allowance	20	28
Recorded investment	1,319	1,278
Unpaid principal balance	1,391	1,398
Commercial And Industrial [Member]
Recorded investment, with no related allowance	561	747
Unpaid principal balance, with no related allowance	1,056	1,524
Recorded investment, with related allowance	273	135
Unpaid principal balance, with related allowance	276	135
Related allowance	48	3
Recorded investment	834	882
Unpaid principal balance	1,332	1,659
Home Equity Lines of Credit [Member]
Recorded investment, with no related allowance	80	220
Unpaid principal balance, with no related allowance	92	228
Recorded investment, with related allowance	166	131
Unpaid principal balance, with related allowance	166	131
Related allowance	41	2
Recorded investment	246	351
Unpaid principal balance	$ 258	359
Consumer Portfolio Segment [Member]
Recorded investment, with no related allowance		1
Unpaid principal balance, with no related allowance		1
Related allowance		0
Recorded investment		1
Unpaid principal balance		$ 1